Other Liabilities - (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Accrued vacation	$ 24,865	$ 42,177	$ 18,913
Accrued sick time	71,250	76,900	98,919
Accrued incentive bonus and other	166,933	245,873	1,258,921
Accrued taxes payable	23,000	195,095
Accrued liabilities	286,048	560,045	1,376,753
Deferred rent	358,934	371,156	325,508
Other	16,365	17,865	16,100
Deferred rent and other liabilities	$ 375,299	$ 389,021	$ 341,608